Other Income - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Oct. 14, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other operating income [line items]
Business disposal gain loss		€ 87		€ 53
Gain on sale of small-sized IRA portfolio			€ 38
Percentage of voting equity interests acquired		50.00%
Gain on divestment of subsidiaries or associates	€ 87	€ 288